Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consists of the following:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Computer and software	341	350
Office furniture and equipment	191	307
Leasehold improvements	280	344

	812	1,001
Less—accumulated depreciation	(326)	(376)

Property and equipment, net	486	625